Investments in equity accounted associates - Castcrown Ltd (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 30, 2022	Feb. 04, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Goodwill			$ 48,714		$ 1,501
Loss net of tax since the date of acquisition			23,411	$ (11,787)	$ (117,444)	$ (751)	$ (35,526)
Castcrown Ltd
Disclosure of associates [line items]
Goodwill	$ 2,673
Loss net of tax since the date of acquisition			0
Share of losses reflected in condensed consolidated statement of profit or loss			$ 0
Indemnification asset recognized for the tax risks	105
Capitalized legal expenses	148
MX Capital Ltd
Disclosure of associates [line items]
Goodwill		$ 15,417
Loss net of tax since the date of acquisition		2,095
Share of losses reflected in condensed consolidated statement of profit or loss		$ 1,018
Indemnification asset recognized for the tax risks	$ 119